UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
APRIL 30, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.3%

	Shares	Value

ARGENTINA — 5.1%
BBVA Banco Frances ADR	19,382	$354,691
Grupo Financiero Galicia ADR	10,231	399,725
MercadoLibre	5,131	1,174,537
Pampa Energia ADR *	21,794	1,188,645

		3,117,598

AUSTRIA — 1.0%
Raiffeisen Bank International	25,842	588,981

BRAZIL — 9.0%
AES Tiete Energia	99,400	417,015
Banco do Brasil	54,968	563,290
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	294,673	1,743,829
Energisa	103,932	734,295
Petroleo Brasileiro *	165,215	740,131
Rumo *	183,493	501,927
Transmissora Alianca de Energia Eletrica	107,678	789,710

		5,490,197

CHILE — 2.4%
Banco Santander Chile ADR	24,262	573,311
Enel Americas ADR	94,338	934,890

		1,508,201

CHINA — 7.4%
Alibaba Group Holding ADR *	20,592	2,378,376
Tencent Holdings	69,015	2,159,839

		4,538,215

COLOMBIA — 1.3%
Bancolombia ADR	20,092	793,433

HONG KONG — 8.1%
AIA Group	184,217	1,275,477
Beijing Enterprises Holdings	113,023	552,214
China Mobile	3	32
China Resources Gas Group	227,056	766,336

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HONG KONG (continued)
CK Hutchison Holdings	88,214	$1,101,888
Guangdong Investment	488,820	756,715
Hong Kong Exchanges & Clearing	19,471	479,668

		4,932,330

HUNGARY — 2.5%
OTP Bank	28,053	789,417
Richter Gedeon Nyrt	31,094	753,270

		1,542,687

INDIA — 7.2%
HDFC Bank ADR	26,500	2,109,665
Housing Development Finance	79,400	1,897,244
Tata Motors ADR	12,134	432,820

		4,439,729

INDONESIA — 4.8%
Bank Central Asia	822,364	1,095,128
Sarana Menara Nusantara *	2,137,659	622,261
Telekomunikasi Indonesia Persero	3,676,710	1,205,433

		2,922,822

MEXICO — 4.2%
Grupo Aeroportuario del Pacifico, Cl B	64,289	657,160
Grupo Aeroportuario del Sureste, Cl B	42,192	793,073
Infraestructura Energetica Nova	137,533	636,075
Wal-Mart de Mexico	223,628	499,629

		2,585,937

NETHERLANDS — 1.9%
Heineken	13,239	1,179,994

PERU — 1.5%
Credicorp	5,803	891,689

RUSSIA — 14.6%
Alrosa PJSC	427,959	736,704
LUKOIL PJSC ADR	15,476	768,616
MMC Norilsk Nickel PJSC ADR	71,153	1,094,689
Moscow Exchange MICEX-RTS PJSC	621,477	1,254,553

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

RUSSIA (continued)
Rosneft Oil PJSC GDR	140,918	$779,981
Sberbank of Russia PJSC ADR	211,014	2,508,957
Severstal PJSC GDR	70,703	967,217
Yandex, Cl A *	29,065	792,312

		8,903,029

SOUTH KOREA — 9.7%
Hyundai Mobis	3,213	626,844
NAVER	995	699,534
Samsung Electronics GDR	3,826	3,753,306
Shinhan Financial Group ADR	20,100	839,376

		5,919,060

TAIWAN — 3.9%
Taiwan Semiconductor Manufacturing ADR	72,119	2,384,975

THAILAND — 2.8%
CP ALL	959,143	1,691,463

UNITED KINGDOM — 5.9%
British American Tobacco	52,828	3,564,241

Total Common Stock (Cost $53,010,170)		56,994,581

PREFERRED STOCK — 2.8%

BRAZIL — 2.8%
Itau Unibanco Holding (Cost $1,610,927)	139,918	1,716,388

Total Investments— 96.1% (Cost $54,621,097)†		$58,710,969

Percentages are based on Net Assets of $61,081,544.

*	Non-income producing security.
†	At April 30, 2017, the tax basis cost of the Fund’s investments was $54,621,097, and the unrealized appreciation and depreciation were $4,976,311 and $(886,439), respectively.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
APRIL 30, 2017 (Unaudited)

ADR	—	American Depositary Receipt
Cl	—	Class
GDR	—	Global Depositary Receipt
PJSC	—	Public Joint Stock Company

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There were no transfers between Level 1 and Level 2 assets for the period ended April 30, 2017. For the period ended April 30, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

GQG-QH-001-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie Michael Beattie
President

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 29, 2017